UNINCORPOATED ARRANGEMENT SMM FUNDING ARRANGEMENT	12 Months Ended
Dec. 31, 2024
Joint Arrangements [Abstract]
Unincorporated Arrangement and SMM Funding Arrangement	Unincorporated Arrangement and SMM Funding Arrangement
The Company is a 70% partner in Côté Gold, an unincorporated joint venture (“UJV”) formed with SMM to construct and operate the Côté Gold mine. The UJV is governed by the Côté Gold Joint Venture Agreement (“UJV agreement”). The UJV agreement gives the Company and SMM interests and obligations in the underlying assets, liabilities, revenues and expenses.
On December 19, 2022, the Company announced it had entered into an amendment of the UJV agreement with SMM. Under the amended UJV agreement, commencing in January 2023, SMM contributed $250.0 million of the Company's funding obligations to Côté Gold. As a result of SMM funding such amounts, the Company transferred 9.7% of its interest in Côté Gold to SMM (the "Transferred Interests"). SMM did not make any further contributions on behalf of the Company.
On November 30, 2024, the Company exercised its right to repurchase the Transferred Interests ("Repurchase Option"), which returned the Company to its full 70% interest in Côté Gold. The final purchase price for the Repurchase Option was $377.7 million.
The total payment of the repurchase included the aggregate amounts contributed by SMM on behalf of the Company, totaling $250.0 million, plus incremental contributions made, and less incremental gold production received by SMM based on its increased ownership, from commissioning and up to achieving Commercial Production as defined by the UJV agreement. SMM retained the net proceeds or payments corresponding to its increased ownership from the achievement of Commercial Production up to the repurchase of the Transferred Interest.
The total payment of the repurchase also included the repurchase option fee accrued during 2023 of $23.7 million. Commencing in 2024, the fee was payable in cash on a quarterly basis.
The amendment to the Côté Gold UJV also includes changes to the operator fee, the governance structure, including increasing the approval threshold of the Oversight Committee for annual budgets and unbudgeted expenditures above specified amounts. IAMGOLD’s rights on the Oversight Committee are maintained and IAMGOLD remains as the operator. These changes reverted after the repurchase.
The repurchase option liability was accounted for under IFRS 15 and control was not deemed to have passed to SMM due to the Company’s right to exercise the Repurchase Option. As a result, the Company continued to account for a 70% interest in the assets and liabilities in the UJV as the Transferred Interest was not recorded as a sale.
Up to the achievement of Commercial Production, 60.3% of revenue and expenses are proportionately consolidated and 9.7% of revenue and expenses are included in interest income, derivatives, and other investment gains (losses) (note 31) in the consolidated statements of earnings (loss), resulting in net income including 70% of the Côté Gold UJV net income. In accordance with the UJV agreement, after the achievement of commercial production (September 1, 2024) and up to the repurchase (November 30, 2024), net income only includes 60.3% of the Côté Gold UJV net income. Subsequent to November 30, 2024, 70% of revenue and expenses are proportionately consolidated. Net cash from (used in) operating activities is included at 60.3% in the consolidated statements of cash flows up to the repurchase (November 30, 2024), and is subsequently included at 70%.
The Côté repurchase option liability as at December 31, 2024 consists of:

		December 31,	December 31,
	Notes	2024	2023
Repurchase price:
Balance, beginning of the year		$350.8	$—
Funding obligations contributed by SMM		—	250.0
Incremental funding by SMM due to increased ownership		46.9	77.1
Repurchase option fee included in repurchase price[1]		—	23.7
9.7% pre-Commercial Production gold received by SMM	31	(18.4)	—
Other		(1.6)	—
Repurchase of Transferred Interests		(377.7)	—
Balance, end of the year		—	350.8

Fees and balances not included in repurchase price:
Balance, beginning of the year		(5.5)	—
Repurchase option fee accrued[1]	30	32.7	—
Repurchase option fee paid[1]		(32.7)	—
Deferred cost on waiver of operator fee		(2.0)	(6.5)
Amortization of deferred operator fee		7.5	1.0
Balance, end of the year		$—	$(5.5)

Côté repurchase option liability		$—	$345.3

Current portion		$—	$—
Non-current portion		$—	$345.3
		$—	$345.3
1.Repurchase option fees of $17.5 million (December 31, 2023 - $23.7 million) were capitalized to Côté Gold construction in progress. Subsequent to August 1, 2024, the repurchase option fees are included in finance costs (note 30). Commencing in 2024, the repurchase option fee was paid quarterly.